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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                  FORM N-CSR/A


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06175

                               ECLIPSE FUNDS INC.
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E. H. Morrison, Esq.
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

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EXPLANATORY NOTE



The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2009, originally filed with the Securities and Exchange Commission on January 8, 2010 (Accession Number 0000950123-10-001218), to amend Item 2, "Code of Ethics," and to file the revised Code of Ethics applicable to the Registrant's Principal Executive Officer and Principal Financial Officers.



Items 1 and 3 through 11 to this amendment to the Registrant's Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on January 8, 2010 (Accession Number 0000950123-10-001218).



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                                   FORM N-CSR

ITEM 2. CODE OF ETHICS.


     As of the end of the period covered by this amended report, the Registrant has adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). The Code was amended during the period to make certain non-material changes and to amend Schedule II to designate a new Chief Compliance Officer. A copy of the Code is filed herewith. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this amended report.




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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this amended Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer


Date: February 16, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this amended Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer


Date: February 16, 2010



By: /s/ Jack R. Benintende
    ---------------------------------
    Jack R. Benintende
    Treasurer and Principal Financial
    and Accounting Officer


Date: February 16, 2010


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                                  EXHIBIT INDEX

(a)(1)  Code of Ethics

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(B) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER AS REQUIRED BY SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002.